Future Minimum Leases Payments under Non-Cancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Leases Future Minimum Payments Due [Line Items]
2019	$ 70,388
2020	55,102
2021	41,321
2022	28,482
2023	15,712
Thereafter	8,245
Total minimum payments	$ 219,250